Contributions to Plans (Detail) (Saving Plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Saving Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to the plans	¥ 505	¥ 632	¥ 698